UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments.

(Unaudited)

Schedule of investments

Turner Market Neutral Fund

June 30, 2012

	Shares	Value (000)
Common stock—70.2%
Consumer discretionary— 9.9%
CBS, Cl B ^	24,640	$808
Hibbett Sports*	17,270	996
Honda Motor SP ADR ^	29,050	1,007
Starwood Hotels & Resorts Worldwide ^	25,830	1,370
Tempur-Pedic International*	44,720	1,046
Total Consumer discretionary		5,227

Consumer staples— 3.9%
Church & Dwight ^	19,350	1,073
PepsiCo	14,190	1,003
Total Consumer staples		2,076

Energy— 7.4%
Anadarko Petroleum ^	26,460	1,752
Rowan, Cl A* ^	33,690	1,089
Transocean	23,760	1,063
Total Energy		3,904

Financials— 5.4%
CBRE Group*	6,078	99
Duke Realty	13,492	198
Flagstone Reinsurance Holdings SA	33,510	268
Invesco	39,560	894
ProLogis ^	16,760	557
Prudential Financial	16,760	812
Total Financials		2,828

Health care— 12.2%
AmerisourceBergen, Cl A ^	28,810	1,134
Bristol-Myers Squibb ^	31,100	1,118
Cerner* ^	26,370	2,180
Pfizer ^	88,350	2,032
Total Health care		6,464

Industrials— 9.8%
BE Aerospace* ^	23,550	1,028
Boeing ^	14,570	1,082
Clean Harbors*	17,610	994
J.B. Hunt Transport Services	17,980	1,072
SPX ^	15,360	1,003
Total Industrials		5,179

Information technology— 13.4%
Broadcom, Cl A ^	28,660	969
Electronic Arts* ^	72,220	892
Fidelity National Information Services ^	63,030	2,148
Juniper Networks* ^	60,050	979
ON Semiconductor* ^	115,620	821
Trimble Navigation*	17,370	799
Ubiquiti Networks*	34,000	485
Total Information technology		7,093

Materials— 8.2%
BHP Billiton PLC ∑	38,100	1,083
Crown Holdings* ^	41,310	1,425
Eastman Chemical ^	15,570	784
Yamana Gold ^	66,670	1,026
Total Materials		4,318
Total Common stock (Cost $37,492)**		37,089

Cash equivalent—8.5%
BlackRock TempCash Fund, Institutional Shares, 0.010%***^	4,462,186	4,462
Total Cash equivalent (Cost $4,462)**		4,462
Total Investments— 78.7% (Cost $41,954)**		41,551
Segregated cash with brokers— 89.7%		47,362
Securities sold short—(69.7)% (Proceeds $37,071)**		(36,804)
Net Other assets (liabilities)— 1.3%		666
Net Assets— 100%		$52,775

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
^	All or a portion of the shares have been committed as collateral for open short positions.
∑

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds. As of June 30, 2012 the total market value of these securities was $1,083**, representing 2.1% of Net Assets.

ADR	— American Depositary Receipt
Cl	— Class
PLC	— Public Liability Co.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Market Neutral Fund

June 30, 2012

	Shares	Value (000)
Common stock—69.7%
Consumer discretionary— 11.1%
Hasbro	29,510	$1,000
LKQ	16,982	567
Marriott International, Cl A	34,420	1,349
Pebblebrook Hotel Trust	4,080	95
PetSmart	14,550	992
Sherwin-Williams	8,030	1,063
Time Warner	20,740	798
Total Consumer discretionary		5,864

Consumer staples— 3.9%
Dean Foods	58,310	993
H.J. Heinz	19,200	1,044
Total Consumer staples		2,037

Energy— 7.2%
Apache	20,190	1,775
Diamond Offshore Drilling	17,390	1,028
Helmerich & Payne	23,270	1,012
Total Energy		3,815

Financials— 5.4%
Ameriprise Financial	16,510	863
DCT Industrial Trust	33,254	209
Sunstone Hotel Investors	50,280	553
T. Rowe Price Group	15,000	944
W.R. Berkley	6,900	269
Total Financials		2,838

Health care— 11.9%
Edwards Lifesciences	10,560	1,091
Mettler-Toledo International	6,730	1,049
Thermo Fisher Scientific	39,620	2,057
Watson Pharmaceuticals	28,590	2,115
Total Health care		6,312

Industrials— 11.9%
Ball	27,730	1,138
General Dynamics	16,250	1,072
Kansas City Southern	15,260	1,062
Parker Hannifin	12,400	953
Rockwell Automation	14,620	966
Waste Management	32,020	1,069
Total Industrials		6,260

Information technology— 9.5%
Jack Henry & Associates	61,065	2,108
Polycom	90,410	951
SAP AG SP ADR	16,290	967
Tech Data	21,140	1,018
Total Information technology		5,044

Materials— 8.8%
Agrium	11,890	1,052
Anglo American^	32,131	1,056
AngloGold Ashanti SP ADR	27,560	947
Dow Chemical	25,020	788
LyondellBasell Industries, Cl A	19,650	791
Total Materials		4,634
Total Common stock (Proceeds $37,071)*		36,804
Total Securities sold short— 69.7% (Proceeds $37,071)*		$36,804

Percentages disclosed are based on total net assets of the Fund at June 30, 2012.

*	This number is listed in thousands.
ADR	— American Depositary Receipt
Cl	— Class
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds. As of June 30, 2012 the total market value of these securities was $1,056*, representing 2.0% of Net Assets.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

June 30, 2012

	Shares	Value (000)
Common stock—49.0%
Biotechnology— 8.7%
Alexion Pharmaceuticals*	4,820	$478
Amicus Therapeutics*	42,230	232
ARIAD Pharmaceuticals*	30,280	521
Cepheid*	11,220	502
Cubist Pharmaceuticals*	17,650	669
Incyte*	6,660	151
Medivation*	3,880	355
OncoGenex Pharmaceutical*	19,640	264
Onyx Pharmaceuticals*	11,870	789
QLT*	35,840	273
Regeneron Pharmaceuticals*	3,000	343
Spectrum Pharmaceuticals*	76,020	1,183
Synageva BioPharma*	5,150	209
YM Biosciences*	26,360	52
Total Biotechnology		6,021

Electronic Equipment, Instruments & Components— 1.3%
OSI Systems*	14,380	911
Total Electronic Equipment, Instruments & Components		911

Health care equipment & supplies— 7.2%
Analogic	11,340	703
ArthroCare*	24,040	704
Baxter International	25,850	1,374
Cyberonics*	14,250	640
Intuitive Surgical*	1,910	1,058
MAKO Surgical*	20,530	526
Total Health care equipment & supplies		5,005

Health care providers & services— 11.4%
Acadia Healthcare*	35,111	616
AmerisourceBergen, Cl A	38,720	1,523
Cigna	7,720	340
Elan SP ADR*	21,710	317
Express Scripts Holding*	25,380	1,417
Health Management Associates, Cl A*	55,510	436
HealthSouth*	24,200	563
Metropolitan Health Networks*	37,820	362
PSS World Medical*	77,900	1,635
UnitedHealth Group	11,630	680
Total Health care providers & services		7,889

Health care technology— 2.3%
Biogen Idec*	7,210	1,041
SXC Health Solutions*	5,400	536
Total Health care technology		1,577

Life sciences tools & services— 1.0%
Agilent Technologies	17,220	676
Total Life sciences tools & services		676

Pharmaceuticals— 17.1%
Allergan	11,620	1,076
Astellas Pharma∑	22,280	972
Bristol-Myers Squibb	62,700	2,254
HCA Holdings	14,140	430
Jazz Pharmaceuticals*	8,530	384
Merck	43,410	1,812
Ono Pharmaceutical∑	6,460	406
Optimer Pharmaceuticals*	14,603	227
Pfizer	166,690	3,834
Questcor Pharmaceuticals*	9,750	519
Total Pharmaceuticals		11,914
Total Common stock (Cost $31,602)**		33,993

Cash equivalent—35.4%
BlackRock TempCash Fund, Institutional Shares, 0.010%***^	24,558,252	24,558
Total Cash equivalent (Cost $24,558)**		24,558
Total Investments— 84.4% (Cost $56,160)**		58,551
Segregated cash with brokers— 42.8%		29,673
Securities sold short—(33.2)% (Proceeds $22,429)**		(23,009)
Net Other assets (liabilities)— 6.0%		4,192
Net Assets— 100%		$69,407

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
^	All or a portion of the shares have been committed as collateral for open short positions.
∑

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds. As of June 30, 2012 the total market value of these securities was $1,378**, representing 2.0% of Net Assets.

ADR	— American Depositary Receipt
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

June 30, 2012

	Shares	Value (000)
Common stock—29.4%
Biotechnology— 3.4%
Amgen	20,250	$1,479
Celgene	2,730	175
ImmunoGen	18,370	308
Seattle Genetics	16,600	422
Total Biotechnology		2,384

Commercial services & supplies— 1.8%
Stericycle	13,513	1,239
Total Commercial services & supplies		1,239

Food & Staples Retailing— 1.5%
CVS Caremark	22,600	1,056
Total Food & Staples Retailing		1,056

Health care equipment & supplies— 9.1%
Becton Dickinson	18,910	1,413
DENTSPLY International	28,640	1,083
Edwards Lifesciences	8,600	888
Insulet	14,300	306
Mindray Medical International ADR	20,270	614
Patterson	32,510	1,121
Varian Medical Systems	14,440	877
Total Health care equipment & supplies		6,302

Health care providers & services— 7.4%
Bayer AG^	6,632	478
Health Net	13,650	331
Henry Schein	18,260	1,433
Humana	8,700	674
Laboratory Corp. of America Holdings	11,600	1,074
Quest Diagnostics	8,970	538
Takeda Pharmaceutical^	12,950	588
Total Health care providers & services		5,116

Life sciences tools & services— 3.5%
Mettler-Toledo International	4,400	686
Thermo Fisher Scientific	33,970	1,763
Total Life sciences tools & services		2,449

Pharmaceuticals— 2.7%
Nektar Therapeutics	55,210	446
Shire ADR	4,160	359
Watson Pharmaceuticals	13,860	1,025
Total Pharmaceuticals		1,830
Total Common stock (Proceeds $19,857)*		20,376

Exchange traded funds—3.8%
iShares NASDAQ Biotechnology Index Fund	3,980	517
SPDR S&P 500 ETF Trust	13,000	1,772
SPDR S&P Biotech ETF	3,890	344
Total Exchange traded funds (Proceeds $2,572)*		2,633
Total Securities sold short— 33.2% (Proceeds $22,429)*		$23,009

Percentages disclosed are based on total net assets of the Fund at June 30, 2012.

*	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds. As of June 30, 2012 the total market value of these securities was $1,066*, representing 1.5% of Net Assets.

ADR	— American Depositary Receipt

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Spectrum Fund

June 30, 2012

	Shares	Value (000)
Common stock—55.2%
Consumer discretionary— 10.4%
Aeropostale*	144,370	$2,574
American Eagle Outfitters	270,380	5,335
Arctic Cat*	56,570	2,068
Ascena Retail Group*	97,810	1,821
AutoZone*	13,750	5,049
Bravo Brio Restaurant Group*	73,760	1,315
Brunswick	71,310	1,585
CBS, Cl B	231,400	7,585
Coach	87,690	5,128
Coldwater Creek*	3,056,810	1,669
Family Dollar Stores	20,310	1,350
Fossil*	32,890	2,517
Gap	124,320	3,401
GNC Holdings, Cl A	54,900	2,152
Guess?	97,070	2,948
Hibbett Sports*	76,230	4,399
Home Depot	103,710	5,496
Honda Motor SP ADR	239,280	8,293
Las Vegas Sands	114,100	4,962
Lennar, Cl A	36,760	1,136
Polaris Industries	17,550	1,255
Ralph Lauren	23,850	3,340
Shuffle Master*	100,400	1,386
Starbucks	109,990	5,865
Starwood Hotels & Resorts Worldwide	226,528	12,015
Target	47,560	2,768
Teavana Holdings*	55,540	752
Tempur-Pedic International*	108,200	2,531
Vitamin Shoppe*	27,380	1,504
Yum! Brands	73,070	4,707
Total Consumer discretionary		106,906

Consumer staples— 2.4%
Anheuser-Busch InBev NV SP ADR	70,560	5,620
Church & Dwight	45,190	2,507
Crumbs Bake Shop*	146,882	323
Diageo SP ADR	43,120	4,444
Dr Pepper Snapple Group	61,350	2,684
Hershey	18,930	1,363
PepsiCo	96,300	6,805
Sanderson Farms	21,060	965
Total Consumer staples		24,711

Energy— 6.6%
Anadarko Petroleum	130,340	8,629
Bellatrix Exploration*	126,840	395
Cabot Oil & Gas	68,226	2,688
Cameco	75,470	1,657
CGX Energy*	588,734	283
China Petroleum & Chemical, H Shares^	2,670,650	2,387
Cobalt International Energy*	126,300	2,968
Comstock Resources*	84,215	1,383
Concho Resources*	21,570	1,836
Edgen Group*	60,052	452
Enbridge	54,980	2,195
Enterprise Products Partners LP	57,190	2,930
EOG Resources	19,610	1,767
Epsilon Energy*	271,840	526
EQT Midstream Partners LP*	100,000	2,407
FMC Technologies*	30,980	1,215
Hercules Offshore*	170,670	604
Kinder Morgan	145,229	4,679
National Oilwell Varco	21,500	1,386
Niko Resources	69,640	918
Occidental Petroleum	22,800	1,956
Ophir Energy*^	209,195	1,899
Pacific Drilling*	116,790	994
Peabody Energy	41,770	1,024
Rockhopper Exploration*^	178,829	722
Rowan, Cl A*	140,215	4,533
Schlumberger	94,060	6,105
Stone Energy*	33,520	849
Transocean	171,770	7,683
TriOil Resources*	210,580	288
Whitehaven Coal^	59,780	257
Total Energy		67,615

Financials— 9.9%
Affiliated Managers Group*	53,970	5,907
AIA Group^	730,146	2,522
Alterra Capital Holdings	74,430	1,738
American Express	108,391	6,309
American Safety Insurance Holdings*	136,230	2,554
American Tower	42,670	2,983
Brown & Brown	91,950	2,507
Camden Property Trust	38,490	2,605
Cardinal Financial	71,640	880
Cardtronics*	76,720	2,318
CBRE Group*	14,611	239
Compartamos SAB de CV	1,558,324	1,824
Duke Realty	43,882	642
First Connecticut Bancorp	81,910	1,106
First Republic Bank*	113,920	3,828
Flagstone Reinsurance Holdings SA	414,580	3,321
Fortegra Financial*	254,847	2,039
IntercontinentalExchange*	42,090	5,723
Invesco	97,640	2,207
LaSalle Hotel Properties	70,130	2,044
Lazard, Cl A	133,420	3,468
MarketAxess Holdings	100,270	2,671
MetroCorp Bancshares*	270,990	2,891
Metropolitan Bank & Trust^	1,286,430	2,840
Och-Ziff Capital Management Group, Cl A	258,360	1,958
Ocwen Financial*	253,395	4,759
OmniAmerican Bancorp*	66,214	1,419
Oriental Financial Group	129,920	1,439
ProAssurance	62,890	5,603
ProLogis	40,900	1,359
Prudential Financial	80,730	3,910
Signature Bank*	58,530	3,569
Summit Hotel Properties	202,620	1,696
TD Ameritrade Holding	79,270	1,348
Texas Capital Bancshares*	59,070	2,386
Travelers	42,230	2,696
Walter Investment Management	78,450	1,839
West Coast Bancorp*	103,030	2,024
Total Financials		101,171

Health care— 11.6%
Abbott Laboratories	26,550	1,712

	Shares	Value (000)
ABIOMED*	25,530	$583
Acadia Healthcare*	99,485	1,745
Agilent Technologies	76,300	2,994
Air Methods*	13,640	1,340
Akorn*	151,379	2,387
Alexion Pharmaceuticals*	10,360	1,029
Allergan	21,610	2,000
AmerisourceBergen, Cl A	143,250	5,637
Amicus Therapeutics*	71,233	392
Analogic	33,450	2,074
ARIAD Pharmaceuticals*	55,930	963
ArthroCare*	140,182	4,105
Astellas Pharma^	35,640	1,556
Baxter International	48,070	2,555
Biogen Idec*	29,720	4,291
Bristol-Myers Squibb	190,470	6,847
Catalyst Health Solutions*	24,630	2,301
Cepheid*	20,720	927
Cerner*	89,790	7,422
Cigna	14,350	631
Covidien	24,920	1,333
Cubist Pharmaceuticals*	32,820	1,244
Cyberonics*	26,500	1,191
Elan SP ADR*	74,180	1,082
Express Scripts Holding*	100,490	5,610
HCA Holdings	49,180	1,497
Health Management Associates, Cl A*	102,510	805
HealthSouth*	43,760	1,018
Herbalife	20,420	987
Incyte*	10,810	245
Intuitive Surgical*	5,700	3,157
Jazz Pharmaceuticals*	36,000	1,620
MAKO Surgical*	37,160	952
Medivation*	9,560	874
Merck	80,720	3,370
Metropolitan Health Networks*	198,929	1,904
OncoGenex Pharmaceutical*	36,523	491
Ono Pharmaceutical^	10,790	678
Onyx Pharmaceuticals*	21,920	1,457
Optimer Pharmaceuticals*	39,720	616
Pfizer	601,740	13,840
PSS World Medical*	144,845	3,040
QLT*	49,511	377
Questcor Pharmaceuticals*	70,450	3,751
Regeneron Pharmaceuticals*	5,580	637
Santarus*	195,510	1,386
Spectrum Pharmaceuticals*	309,670	4,818
Stryker	13,566	747
SXC Health Solutions*	11,480	1,139
Synageva BioPharma*	9,310	378
UnitedHealth Group	39,620	2,318
Universal Health Services, Cl B	29,716	1,283
WellCare Health Plans*	38,680	2,050
YM Biosciences*	49,042	97
Total Health care		119,483

Industrials— 4.3%
Agnico-Eagle Mines	32,280	1,306
BE Aerospace*	101,010	4,410
Boeing	57,410	4,266
Caterpillar	16,280	1,382
Chariot Oil & Gas*^	216,230	348
Chart Industries*	27,320	1,879
Clean Harbors*	42,220	2,382
Delta Air Lines*	213,689	2,340
Dollar Thrifty Automotive Group*	14,890	1,205
Equifax	124,570	5,805
Honeywell International	31,450	1,756
Hub Group, Cl A*	23,817	862
Huron Consulting Group*	148,960	4,715
J.B. Hunt Transport Services	43,280	2,579
Joy Global	36,700	2,082
Middleby*	21,780	2,170
Silvercrest Mines*	200,434	343
SPX	55,710	3,639
Titan International	34,320	842
Total Industrials		44,311

Information technology— 7.0%
Altera	49,250	1,667
ANSYS*	24,150	1,524
Apple*	11,990	7,002
Broadcom, Cl A	151,530	5,122
Cirrus Logic*	57,100	1,706
Cisco Systems	80,110	1,375
Citrix Systems*	42,660	3,581
Digimarc	118,071	3,030
eBay*	125,110	5,256
Electronic Arts*	171,540	2,118
EMC*	88,080	2,257
Facebook, Cl A*	31,380	976
Fidelity National Information Services	192,020	6,544
Fortinet*	101,860	2,365
Google, Cl A*	2,720	1,578
GSI Group*	219,950	2,521
Jabil Circuit	42,000	854
Juniper Networks*	142,510	2,324
Kenexa*	29,310	851
Manhattan Associates*	18,420	842
NETGEAR*	39,690	1,370
ON Semiconductor*	277,100	1,967
OSI Systems*	58,901	3,731
Power Integrations	23,210	866
Remark Media*	174,204	592
Stamps.com*	86,470	2,133
TIBCO Software*	56,680	1,696
Trimble Navigation*	41,930	1,929
Ubiquiti Networks*	83,130	1,185
Visa, Cl A	11,750	1,453
VMware, Cl A*	15,890	1,447
Total Information technology		71,862

Materials— 2.7%
AuRico Gold*	104,560	837
BHP Billiton PLC^	92,370	2,625
CF Industries Holdings	7,040	1,364
Crown Holdings*	148,560	5,124
Eastman Chemical	77,360	3,896
Monsanto	51,520	4,265
Nucor	34,450	1,306
PPG Industries	27,790	2,949
Rentech Nitrogen Partners LP	47,460	1,306
Yamana Gold	237,290	3,654
Total Materials		27,326

FINANCIAL STATEMENTS	(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Contracts/ Shares	Value (000)
Telecommunication services— 0.1%
Ziggo NV*^	37,050	$1,181
Total Telecommunication services		1,181

Utilities— 0.2%
AES*	49,490	635
Korea Electric Power*^	53,900	1,214
Total Utilities		1,849
Total Common stock (Cost $547,546)**		566,415

Exchange traded note—0.1%
iPath S&P 500 VIX Short-Term Futures ETN	28,630	436
Total Exchange traded note (Cost $776)**		436

Put option contract—0.0%
SPDR S&P 500 ETF Trust, 7/12 at $134	1,154	129
Total Put option contract (Cost $168)**		129

Warrant—0.0%
Consumer discretionary— 0.0%
Kinder Morgan*	110,604	239
Total Consumer discretionary		239
Total Warrant (Cost $—)		239

Cash equivalent—22.8%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	234,335,369	234,335
Total Cash equivalent (Cost $234,335)**		234,335
Total Investments— 78.1% (Cost $782,825)**		801,554
Segregated cash with brokers— 58.1%		596,360
Securities sold short—(40.3)% (Proceeds $413,864)**		(413,620)
Net Other assets (liabilities)— 4.1%		41,929
Net Assets— 100%		$1,026,223

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds. As of June 30, 2012 the total market value of these securities was $18,229**, representing 1.8% of Net Assets.

ADR	— American Depositary Receipt
Cl	— Class
LP	— Limited Partnership
PLC	— Public Liability Co.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

June 30, 2012

	Shares	Value (000)
Common stock—35.2%
Consumer discretionary— 7.5%
Advance Auto Parts	65,330	$4,456
Albany International, Cl A	21,530	403
AutoNation	24,630	869
Cheesecake Factory	53,900	1,723
Chipotle Mexican Grill	5,050	1,919
Columbia Sportswear	23,520	1,261
Daimler AG, Registered Shares^	79,700	3,581
Dollar General	18,300	995
Dunkin’ Brands Group	102,100	3,506
Foot Locker	112,810	3,450
Galaxy Entertainment Group^	377,333	949
Genesco	18,030	1,085
Gildan Activewear	29,590	814
Hasbro	89,630	3,036
Jos. A. Bank Clothiers	21,110	896
LKQ	40,910	1,366
Lowe’s	92,590	2,633
Lumber Liquidators Holdings	20,650	698
Marriott International, Cl A	189,160	7,415
MGM Resorts International	101,530	1,133
Michael Kors Holdings	21,120	884
Netflix	9,700	664
Omnicom Group	57,350	2,787
Papa John’s International	29,160	1,387
Pebblebrook Hotel Trust	73,115	1,704
PetSmart	55,650	3,794
PulteGroup	96,020	1,028
Sherwin-Williams	37,570	4,972
Signet Jewelers	17,320	762
Skechers U.S.A., Cl A	59,360	1,209
Stanely Black & Decker	13,390	862
Thor Industries	42,520	1,166
Tim Hortons	29,580	1,557
Time Warner	118,130	4,548
TJX	74,370	3,193
Tractor Supply	9,280	771
VistaPrint NV	83,620	2,701
VOXX International	35,780	334
Wynn Macau^	375,389	886
Total Consumer discretionary		77,397

Consumer staples— 2.4%
Coca-Cola	56,950	1,597
Coca-Cola Femsa SP ADR	7,380	966
CVS Caremark	69,930	3,268
Dean Foods	229,000	3,900
H.J. Heinz	79,570	4,327
Health Net	57,750	1,401
JM Smucker	44,970	3,396
Kraft Foods, Cl A	30,100	1,162
McDonald’s	17,870	1,582
Wal-Mart Stores	42,680	2,976
Total Consumer staples		24,575

Energy— 4.1%
Apache	88,440	7,773
Arch Coal	140,290	966
Berry Petroleum, Cl A	23,670	939
CARBO Ceramics	29,380	2,254
ConocoPhillips	23,100	1,291
Continental Resources	25,640	1,708
Devon Energy	20,120	1,167
Diamond Offshore Drilling	71,850	4,248
Dresser-Rand Group	20,140	897
Encana	204,100	4,251
Helmerich & Payne	99,120	4,310
Oasis Petroleum	42,610	1,030
Patterson-UTI Energy	76,910	1,120
PetroChina^	1,865,050	2,414
Tidewater	48,850	2,265
Ultra Petroleum	109,790	2,533
Whiting Petroleum	68,400	2,813
Total Energy		41,979

Financials— 5.5%
Aflac	56,990	2,427
Allstate	75,760	2,658
Ameriprise Financial	68,010	3,554
Bank of America	210,450	1,722
Bank of New York Mellon	84,880	1,863
BankUnited	46,340	1,093
Charles Schwab	106,350	1,375
CME Group	8,590	2,303
DCT Industrial Trust	119,482	753
Government Properties Income Trust	42,641	965
Green Dot, Cl A	62,210	1,376
Grupo Financiero Banorte SAB de CV	188,430	974
Hong Kong Exchanges & Clearing^	192,699	2,773
Host Hotels & Resorts	120,190	1,901
Jefferies Group	206,770	2,686
KBW	80,562	1,325
Legg Mason	78,320	2,065
MSCI, Cl A	70,540	2,400
Muenchener Rueckversicherungs-Gesellschaft AG^	9,480	1,337
Portfolio Recovery Associates	16,830	1,536
Royal Bank of Canada	30,530	1,564
StanCorp Financial Group	57,920	2,152
Sunstone Hotel Investors	124,030	1,363
T. Rowe Price Group	36,947	2,326
Trustmark	103,070	2,523
UDR	52,480	1,356
W.R. Berkley	76,924	2,994
Waddell & Reed Financial, Cl A	62,870	1,904
Zions Bancorp	163,308	3,172
Total Financials		56,440

Health care— 5.5%
Amgen	51,540	3,765
Bayer AG^	11,533	831
Becton Dickinson	34,930	2,611
Celgene	5,050	324
Charles River Laboratories International	29,950	981
DENTSPLY International	53,250	2,013
Edwards Lifesciences	54,390	5,619
Henry Schein	33,950	2,665
Humana	16,000	1,239
ImmunoGen	33,140	556
Insulet	24,740	529
Laboratory Corp. of America Holdings	21,380	1,980
Mettler-Toledo International	32,510	5,067

	Shares	Value (000)
Mindray Medical International ADR	58,400	$1,769
Nektar Therapeutics	102,660	828
Patterson	60,450	2,084
Quest Diagnostics	16,560	992
Seattle Genetics	30,020	762
Shire ADR	7,690	664
Takeda Pharmaceutical^	20,970	952
Thermo Fisher Scientific	180,165	9,352
Tornier NV	23,410	525
Varian Medical Systems	55,590	3,378
Watson Pharmaceuticals	94,480	6,991
Total Health care		56,477

Industrials— 4.1%
3M	15,010	1,345
Ball	108,010	4,434
Cintas	19,490	753
Copart	47,120	1,116
CoStar Group	9,150	743
Dun & Bradstreet	59,000	4,199
Gardner Denver	31,210	1,651
General Dynamics	38,270	2,524
Graco	18,360	846
Great Wall Motor, H Shares^	420,625	848
Kansas City Southern	46,220	3,215
Lindsay	9,327	605
Nabors Industries	118,620	1,708
PACCAR	61,280	2,402
Parker Hannifin	46,550	3,579
Rockwell Automation	54,520	3,602
SGL Carbon SE^	22,760	891
Southwest Airlines	191,110	1,762
Stericycle	25,123	2,303
The Weir Group^	51,870	1,246
Waste Management	77,850	2,600
Total Industrials		42,372

Information technology— 3.4%
FactSet Research Systems	21,180	1,968
Informatica	24,500	1,038
Infosys ADR	18,500	834
Intel	77,590	2,068
Jack Henry & Associates	226,250	7,810
NetEase ADR	26,120	1,537
Parametric Technology	40,030	839
Paychex	41,300	1,297
Polycom	219,040	2,304
QLogic	71,560	980
Rackspace Hosting	16,140	709
SAP AG SP ADR	52,520	3,118
Syntel	9,356	568
Tech Data	95,490	4,600
Telefonaktiebolaget LM Ericsson SP ADR	155,150	1,416
TriQuint Semiconductor	152,300	838
Vishay Intertechnology	83,070	783
Western Digital	64,030	1,952
Total Information technology		34,659

Materials— 2.3%
Agrium	40,330	3,568
Alcoa	61,050	534
Allegheny Technologies	33,590	1,071
Anglo American^	78,379	2,576
AngloGold Ashanti SP ADR	65,980	2,266
ArcelorMittal, NY Shares	91,120	1,391
Celanese, Ser A	29,940	1,037
Detour Gold	26,270	529
Dow Chemical	60,390	1,902
International Flavors & Fragrances	26,890	1,474
International Paper	28,740	831
LyondellBasell Industries, Cl A	71,860	2,894
Royal Gold	8,430	661
Steel Dynamics	96,070	1,129
Titanium Metals	191,790	2,169
Total Materials		24,032

Telecommunication services— 0.4%
Focus Media Holding SP ADR	92,860	2,180
Rovi	41,080	806
Sapient	83,500	841
Total Telecommunication services		3,827
Total Common stock (Proceeds $361,703)*		361,758

Exchange traded funds—5.1%
Consumer Discretionary Select Sector SPDR Fund	36,820	1,612
Energy Select Sector SPDR Fund	31,180	2,070
iShares NASDAQ Biotechnology Index Fund	13,650	1,774
Market Vectors Semiconductor	76,390	2,462
Materials Select Sector SPDR Trust	87,370	3,083
SPDR S&P 500 ETF Trust	92,280	12,575
SPDR S&P Biotech ETF	7,230	640
SPDR S&P Oil & Gas Exploration & Production ETF	102,470	5,164
SPDR S&P Retail ETF	42,370	2,501
United States Natural Gas Fund LP	157,872	3,045
Vanguard Small-Cap Growth ETF	102,980	7,831
Vanguard Small-Cap Growth ETF	108,720	9,105
Total Exchange traded funds (Proceeds $52,161)*		51,862
Total Securities sold short— 40.3% (Proceeds $413,864)*†		$413,620

Percentages disclosed are based on total net assets of the Fund at June 30, 2012.

*	This number is listed in thousands.
†	The open short positions are collateralized by cash deposits with brokers.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds. As of June 30, 2012 the total market value of these securities was $19,284*, representing 1.9% of Net Assets.

ADR	— American Depositary Receipt
Cl	— Class
NY	— New York
Ser	— Series

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Titan Fund

June 30, 2012

	Shares	Value (000)
Common stock—78.1%
Consumer discretionary— 16.5%
AutoZone*	710	$261
CBS, Cl B ^	11,010	361
Coach	5,230	306
Family Dollar Stores	3,840	255
GNC Holdings, Cl A	10,480	411
Home Depot	5,420	287
Honda Motor SP ADR	11,500	399
Las Vegas Sands	7,730	336
Ralph Lauren	2,200	308
Starbucks	7,800	416
Starwood Hotels & Resorts Worldwide	11,990	636
Yum! Brands	3,950	254
Total Consumer discretionary		4,230

Consumer staples— 3.5%
Anheuser-Busch InBev NV SP ADR	7,910	630
Hershey	3,600	259
Total Consumer staples		889

Energy— 9.0%
Anadarko Petroleum ^	5,090	337
Cabot Oil & Gas	6,270	247
EOG Resources	3,710	335
National Oilwell Varco	4,070	262
Schlumberger	8,470	550
Transocean	12,970	580
Total Energy		2,311

Financials— 7.6%
Affiliated Managers Group*	3,590	393
American Express	7,900	460
First Republic Bank*	7,740	260
IntercontinentalExchange*	2,360	321
Lazard, Cl A	10,230	266
Signature Bank*	4,310	262
Total Financials		1,962

Health care— 10.7%
Abbott Laboratories	5,020	324
Agilent Technologies	8,380	329
Biogen Idec*	3,090	446
Cerner*	4,800	397
Covidien	4,720	252
Express Scripts Holding*	10,150	567
Intuitive Surgical*	410	227
UnitedHealth Group	3,400	199
Total Health care		2,741

Industrials— 8.3%
BE Aerospace*	8,370	365
Boeing	4,260	317
Caterpillar	3,080	262
Equifax	9,750	454
Honeywell International	5,990	335
SPX	3,830	250
Titan International	6,490	159
Total Industrials		2,142
Information technology— 17.4%
Altera	9,290	314
Apple*	670	391
Broadcom, Cl A	12,410	419
Cisco Systems	15,130	260
Citrix Systems*	7,120	598
eBay*	8,980	377
EMC*	16,770	430
Facebook, Cl A*	5,970	186
Fortinet*	19,470	452
Google, Cl A* ^	520	302
Jabil Circuit	7,800	159
TIBCO Software*	10,710	320
VMware, Cl A*	3,010	274
Total Information technology		4,482

Materials— 5.1%
CF Industries Holdings	1,330	258
Eastman Chemical	4,000	201
Monsanto	5,480	454
PPG Industries	3,660	388
Total Materials		1,301
Total Common stock (Cost $19,218)**		20,058

Cash equivalent—3.4%
BlackRock TempCash Fund, Institutional Shares, 0.010%***^	864,158	864
Total Cash equivalent (Cost $864)**		864
Total Investments— 81.5% (Cost $20,082)**		20,922

Segregated cash with brokers— 67.5%		17,350
Securities sold short—(48.1)% (Proceeds $12,356)**		(12,350)
Net Other assets (liabilities)— (0.9)%		(238)
Net Assets— 100%		$25,684

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
^	All or a portion of the shares have been committed as collateral for open short positions.
ADR	— American Depositary Receipt
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Titan Fund

June 30, 2012

	Shares	Value (000)
Common stock—47.5%
Consumer discretionary— 13.7%
Advance Auto Parts	5,680	$387
Cheesecake Factory	6,100	195
Chipotle Mexican Grill	480	182
Daimler AG, Registered Shares^	8,910	400
Dollar General	3,540	193
Dunkin’ Brands Group	5,460	187
Foot Locker	6,570	201
Lowe’s	9,190	261
Marriott International, Cl A	8,100	318
MGM Resorts International	19,400	217
Netflix	1,850	127
Omnicom Group	4,540	221
Sherwin-Williams	1,400	185
Time Warner	5,000	193
VistaPrint NV	8,300	268
Total Consumer discretionary		3,535

Consumer staples— 3.7%
CVS Caremark	5,500	257
Health Net	6,200	151
JM Smucker	4,270	322
Kraft Foods, Cl A	5,700	220
Total Consumer staples		950

Energy— 3.6%
Apache	2,530	222
Encana	12,410	259
Tidewater	5,470	254
Whiting Petroleum	4,940	203
Total Energy		938

Financials— 4.0%
Ameriprise Financial	5,440	284
Bank of New York Mellon	16,090	353
Jefferies Group	14,160	184
Zions Bancorp	10,120	197
Total Financials		1,018

Health care— 4.5%
Amgen	2,620	191
Charles River Laboratories International	5,720	188
Mettler-Toledo International	1,650	257
Thermo Fisher Scientific	3,590	186
Varian Medical Systems	5,580	339
Total Health care		1,161

Industrials— 5.8%
3M	2,870	257
Dun & Bradstreet	3,640	259
Graco	3,470	160
PACCAR	8,390	329
Parker Hannifin	3,110	239
Rockwell Automation	3,610	238
Total Industrials		1,482

Information technology— 8.8%
Informatica	4,650	197
Infosys ADR	3,550	160
Intel	14,680	391
Parametric Technology	7,570	159
Rackspace Hosting	3,020	133
SAP AG SP ADR	2,700	160
Tech Data	5,240	252
Telefonaktiebolaget LM Ericsson SP ADR	29,350	268
TriQuint Semiconductor	28,840	159
Western Digital	12,200	372
Total Information technology		2,251

Materials— 1.4%
Agrium	2,190	194
International Paper	5,440	157
Total Materials		351

Telecommunication services— 2.0%
Focus Media Holding SP ADR	8,400	197
Rovi	7,750	152
Sapient	15,800	159
Total Telecommunication services		508
Total Common stock (Proceeds $12,206)*		12,194

Exchange traded fund—0.6%
iShares NASDAQ Biotechnology Index Fund	1,200	156
Total Exchange traded fund (Proceeds $150)*		156
Total Securities sold short— 48.1% (Proceeds $12,356)*		$12,350

Percentages disclosed are based on total net assets of the Fund at June 30, 2012.

*	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds. As of June 30, 2012 the total market value of these securities was $400*, representing 1.6% of Net Assets.

ADR	— American Depositary Receipt
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner All Cap Growth Fund

June 30, 2012

	Shares	Value (000)
Common stock—99.2%†
Consumer discretionary— 19.7%
Amazon.com*	3,750	$856
American Eagle Outfitters	37,260	735
AutoZone*	2,010	738
Coach	13,250	775
Starbucks	18,370	980
Starwood Hotels & Resorts Worldwide	10,760	571
Under Armour, Cl A*	3,730	352
Wynn Resorts	6,450	669
Total Consumer discretionary		5,676

Consumer staples— 4.7%
Companhia de Bebidas das Americas ADR, Preferred Shares	16,460	631
Whole Foods Market	7,610	725
Total Consumer staples		1,356

Energy— 1.4%
Concho Resources*	4,670	398
Total Energy		398

Financials— 9.0%
Affiliated Managers Group*	10,410	1,139
CBRE Group*	44,470	728
IntercontinentalExchange*	5,310	722
Total Financials		2,589

Health care— 15.3%
Alexion Pharmaceuticals*	14,920	1,482
ARIAD Pharmaceuticals*	38,710	666
Intuitive Surgical*	1,280	709
Medivation*	7,610	695
SXC Health Solutions*	8,830	876
Total Health care		4,428

Industrials— 2.2%
BE Aerospace*	14,720	643
Total Industrials		643

Information technology— 46.9%
Apple*	4,680	2,733
ASML Holding, NY Shares	23,950	1,232
Avago Technologies	27,930	1,003
Broadcom, Cl A	40,310	1,363
Cavium* #	36,760	1,029
Cypress Semiconductor	44,410	587
eBay*	10,150	426
F5 Networks*	5,900	588
Lam Research*	15,720	593
LinkedIn, Cl A*	7,060	750
NXP Semiconductors*	56,180	1,306
ON Semiconductor*	88,920	631
ServiceNow*	21,500	529
TIBCO Software*	26,270	786
Total Information technology		13,556
Total Common stock (Cost $25,964)**		28,646

Cash equivalent—4.8%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	1,376,480	1,376
Total Cash equivalent (Cost $1,376)**		1,376
Total Investments— 104.0% (Cost $27,340)**		30,022
Net Other assets (liabilities)— (4.0)%		(1,152)
Net Assets— 100%		$28,870

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was 1,025**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2012 was $978**.
ADR	— American Depositary Receipt
Cl	— Class
NY	— New York

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Concentrated Growth Fund

June 30, 2012

	Shares	Value (000)
Common stock—97.8%†
Consumer discretionary— 18.1%
Coach	18,230	$1,066
Las Vegas Sands	35,690	1,552
Lennar, Cl A #	67,910	2,099
Starbucks	31,000	1,653
Total Consumer discretionary		6,370

Energy— 3.9%
Concho Resources*	16,200	1,379
Total Energy		1,379

Financials— 4.4%
CBRE Group*	95,560	1,563
Total Financials		1,563

Health care— 11.4%
Alexion Pharmaceuticals*	16,080	1,597
Cerner*	14,220	1,175
Intuitive Surgical*	2,220	1,229
Total Health care		4,001

Industrials— 7.9%
AMETEK	24,550	1,225
Caterpillar	18,130	1,540
Total Industrials		2,765

Information technology— 48.1%
Apple*	7,290	4,257
Broadcom, Cl A	48,360	1,635
eBay*	30,570	1,284
Facebook, Cl A* #	56,620	1,762
JDS Uniphase*	128,950	1,418
Juniper Networks*	91,160	1,487
Lam Research*	31,700	1,196
NXP Semiconductors*	51,990	1,209
Qualcomm	23,270	1,296
VMware, Cl A*	14,990	1,365
Total Information technology		16,909

Materials— 4.0%
Monsanto	17,190	1,423
Total Materials		1,423
Total Common stock (Cost $32,112)**		34,410

Cash equivalent—10.7%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	3,745,527	3,746
Total Cash equivalent (Cost $3,746)**		3,746
Total Investments— 108.5% (Cost $35,858)**		38,156
Net Other assets (liabilities)— (8.5)%		(2,994)
Net Assets— 100%		$35,162

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was 2,887**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2012 was $2,901.**
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

June 30, 2012

	Shares	Value (000)
Common stock—93.8%
Consumer discretionary— 17.3%
Aeropostale*	138,610	$2,471
Ann*	89,350	2,278
Arctic Cat*	70,080	2,562
Buffalo Wild Wings*	18,500	1,603
Children’s Place Retail Stores* #	52,940	2,638
Cracker Barrel Old Country Store	78,970	4,959
Crocs*	100,430	1,622
Ignite Restaurant Group*	43,340	785
Oxford Industries	55,990	2,503
Red Robin Gourmet Burgers*	62,660	1,912
Scientific Games, Cl A*	59,040	505
Select Comfort*	108,200	2,264
Shuffle Master*	197,120	2,720
Shutterfly*	80,140	2,459
True Religion Apparel	62,090	1,799
Ulta Salon, Cosmetics & Fragrance	36,840	3,440
Vitamin Shoppe*	106,939	5,874
Total Consumer discretionary		42,394

Consumer staples— 6.1%
B&G Foods	75,240	2,001
Boston Beer, Cl A* #	10,120	1,224
Susser Holdings*	44,712	1,662
TreeHouse Foods*	76,377	4,758
United Natural Foods*	96,638	5,302
Total Consumer staples		14,947

Energy— 4.2%
GeoResources*	40,460	1,481
GulfMark Offshore, Cl A*	32,500	1,107
Kodiak Oil & Gas*	149,950	1,231
Lufkin Industries	15,450	839
Rex Energy* #	234,100	2,624
Swift Energy*	162,820	3,030
Total Energy		10,312

Financials— 4.3%
Cardtronics*	63,389	1,915
Education Realty Trust	216,885	2,403
Sovran Self Storage	57,900	2,900
Sun Communities	43,970	1,945
Umpqua Holdings #	102,000	1,343
Total Financials		10,506

Health care— 21.2%
ABIOMED* #	86,650	1,977
Acadia Healthcare*	207,640	3,642
Air Methods*	45,090	4,430
Akorn* #	204,700	3,228
Analogic	39,230	2,432
ArthroCare*	160,816	4,709
Catalyst Health Solutions*	36,705	3,430
Computer Programs & Systems	43,091	2,466
Cyberonics*	71,738	3,224
Endologix*	62,260	961
Luminex*	21,120	517
Molina Healthcare*	91,220	2,140
Optimer Pharmaceuticals* #	34,640	538
Orthofix International*	49,400	2,038
PAREXEL International* #	74,304	2,097
PSS World Medical* #	54,850	1,151
QLT*	31,325	239
Questcor Pharmaceuticals* #	89,760	4,779
Spectrum Pharmaceuticals*	109,900	1,710
SXC Health Solutions* #	61,464	6,098
Total Health care		51,806

Industrials— 16.9%
Chart Industries*	62,748	4,315
Clean Harbors*	65,210	3,679
Copa Holdings, Cl A	49,591	4,090
EnPro Industries* #	76,700	2,866
ESCO Technologies	38,080	1,388
Genesee & Wyoming, Cl A*	29,765	1,573
Hub Group, Cl A*	73,098	2,646
Huron Consulting Group*	159,820	5,058
Kforce* #	92,520	1,245
Middleby*	46,393	4,621
On Assignment*	114,560	1,828
RBC Bearings*	20,666	978
Robbins & Myers	22,474	940
Titan International #	50,860	1,248
Triumph Group	85,754	4,825
Total Industrials		41,300

Information technology— 20.7%
ANSYS*	63,480	4,006
Bottomline Technologies*	65,212	1,177
BroadSoft* #	56,300	1,630
Cavium* #	27,460	769
Cirrus Logic*	120,490	3,600
Coherent*	38,354	1,661
Diodes*	71,370	1,340
Electronics for Imaging*	132,430	2,152
Ellie Mae*	54,510	981
GSI Group*	190,970	2,189
Heartland Payment Systems	84,310	2,536
Hittite Microwave*	9,650	493
Imperva* #	67,270	1,939
Infoblox*	12,940	297
Kenexa*	90,920	2,639
Liquidity Services*	16,710	855
Manhattan Associates*	48,120	2,200
Monolithic Power Systems*	37,680	749
NETGEAR*	98,200	3,389
OCZ Technology Group* #	178,550	946
OSI Systems*	50,050	3,170
Power Integrations #	50,550	1,885
Procera Networks*	59,690	1,451
Stamps.com* #	130,580	3,221
Synchronoss Technologies* #	50,200	927
Tangoe*	38,646	824
Tyler Technologies*	47,350	1,911
Ultratech*	56,370	1,776
Total Information technology		50,713

Materials— 2.1%
Domtar	24,140	1,852
KapStone Paper & Packaging*	97,350	1,543

	Shares	Value (000)
LSB Industries*	57,310	$1,771
Total Materials		5,166

Utilities— 1.0%
Artesian Resources, Cl A #	34,145	735
RADWARE*	46,530	1,782
Total Utilities		2,517
Total Common stock (Cost $169,757)**		229,661

Exchange traded fund—1.5%
iShares Russell 2000 Growth Index Fund #	39,090	3,576
Total Exchange traded fund (Cost $3,449)**		3,576

Cash equivalent—23.8%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	58,334,723	58,335
Total Cash equivalent (Cost $58,335)**		58,335
Total Investments— 119.1% (Cost $231,541)**		291,572
Net Other assets (liabilities)— (19.1)%		(46,822)
Net Assets— 100%		$244,750

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
#	Security fully or partially on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was 46,530**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2012 was $45,742**.
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Large Growth Fund

June 30, 2012

	Shares	Value (000)
Common stock—96.5%†
Consumer discretionary— 17.9%
Amazon.com*	22,630	$5,168
AutoZone*	5,710	2,096
Bed Bath & Beyond*	59,296	3,664
Coach	59,435	3,476
Comcast, Cl A	142,620	4,560
GNC Holdings, Cl A	67,380	2,641
Home Depot	69,960	3,707
Las Vegas Sands	87,670	3,813
Lennar, Cl A #	52,420	1,620
Lululemon Athletica* #	29,715	1,772
Ralph Lauren	17,475	2,447
Starbucks	87,510	4,666
Starwood Hotels & Resorts Worldwide	71,995	3,819
Yum! Brands	56,670	3,651
Total Consumer discretionary		47,100

Consumer staples— 7.7%
Coca-Cola	165,465	12,938
Estee Lauder, Cl A	36,120	1,955
Mead Johnson Nutrition, Cl A	25,830	2,079
Whole Foods Market	34,994	3,336
Total Consumer staples		20,308

Energy— 5.9%
Anadarko Petroleum	29,185	1,932
Cabot Oil & Gas	44,230	1,743
Concho Resources*	35,308	3,005
Enbridge #	79,790	3,185
Schlumberger	87,630	5,688
Total Energy		15,553

Financials— 6.2%
Affiliated Managers Group*	37,330	4,086
American Express	99,030	5,764
CBRE Group*	191,360	3,131
Simon Property Group	21,579	3,359
Total Financials		16,340

Health care— 10.8%
Agilent Technologies	88,147	3,459
Alexion Pharmaceuticals*	39,865	3,959
Allergan	54,240	5,021
ARIAD Pharmaceuticals*	60,500	1,041
Biogen Idec*	33,620	4,854
Cerner*	54,560	4,510
Intuitive Surgical*	6,620	3,666
Perrigo	15,700	1,851
Total Health care		28,361

Industrials— 8.9%
AMETEK	77,210	3,853
BE Aerospace*	69,260	3,024
Boeing	75,570	5,615
Caterpillar	60,480	5,135
KBR	60,040	1,484
Precision Castparts	10,150	1,670
SPX	41,520	2,712
Total Industrials		23,493

Information technology— 37.0%
Acme Packet* #	38,980	727
Altera	140,375	4,750
Apple*	54,950	32,091
Broadcom, Cl A	108,300	3,661
eBay*	145,305	6,104
EMC*	149,060	3,820
F5 Networks*	18,660	1,858
Facebook, Cl A* #	111,480	3,469
Fidelity National Information Services	76,335	2,602
Finisar*	81,520	1,220
Fortinet*	57,799	1,342
Google, Cl A*	15,385	8,924
Juniper Networks*	140,280	2,288
Lam Research*	78,160	2,950
LinkedIn, Cl A* #	20,910	2,222
NXP Semiconductors*	115,380	2,683
Qualcomm	134,855	7,509
Salesforce.com*	17,550	2,426
TIBCO Software*	80,880	2,420
Ubiquiti Networks* #	79,030	1,126
VMware, Cl A*	36,590	3,331
Total Information technology		97,523

Materials— 2.1%
Monsanto	67,345	5,575
Total Materials		5,575
Total Common stock (Cost $233,309)**		254,253

Cash equivalent—4.9%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	12,798,087	12,798
Total Cash equivalent (Cost $12,798)**		12,798
Total Investments— 101.4% (Cost $246,107)**		267,051
Net Other assets (liabilities)— (1.4)%		(3,769)
Net Assets— 100%		$263,282

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was 12,785**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2012 was $12,798**.
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

June 30, 2012

	Shares	Value (000)
Common stock—100.5%†
Consumer discretionary— 22.5%
American Eagle Outfitters	262,300	$5,175
AutoZone*	38,990	14,316
Bed Bath & Beyond*	169,040	10,447
BorgWarner* #	93,390	6,126
Coach	161,940	9,470
Discovery Communications, Cl A*	159,390	8,607
Dollar Tree*	133,260	7,169
Family Dollar Stores	117,580	7,817
GNC Holdings, Cl A	163,190	6,397
Guess?	202,510	6,150
Harley-Davidson	139,540	6,381
Lululemon Athletica* #	89,830	5,357
Nordstrom	211,140	10,492
Ralph Lauren	62,110	8,699
Sally Beauty Holdings*	226,150	5,821
Starwood Hotels & Resorts Worldwide	264,480	14,028
Toll Brothers*	156,800	4,662
Under Armour, Cl A*	72,230	6,824
Wynn Resorts	104,825	10,872
Total Consumer discretionary		154,810

Consumer staples— 6.4%
Hain Celestial Group*	130,370	7,176
Mead Johnson Nutrition, Cl A	131,250	10,567
Monster Beverage*	153,114	10,902
Whole Foods Market	158,250	15,084
Total Consumer staples		43,729

Energy— 4.6%
Cabot Oil & Gas	254,390	10,023
Concho Resources*	121,568	10,348
FMC Technologies*	159,550	6,259
Plains Exploration & Production*	152,180	5,354
Total Energy		31,984

Financials— 10.1%
Affiliated Managers Group*	117,590	12,870
AvalonBay Communities	80,490	11,388
Brown & Brown	196,498	5,358
CBRE Group*	714,890	11,696
First Republic Bank*	222,050	7,461
IntercontinentalExchange*	87,140	11,849
Signature Bank*	143,270	8,735
Total Financials		69,357

Health care— 12.5%
Agilent Technologies	189,157	7,423
Alexion Pharmaceuticals*	157,494	15,639
ARIAD Pharmaceuticals*	193,290	3,327
Cepheid*	110,630	4,951
Cerner*	153,210	12,664
IDEXX Laboratories*	48,540	4,666
Medivation* #	70,208	6,417
Perrigo	93,220	10,993
Regeneron Pharmaceuticals*	60,000	6,853
SXC Health Solutions* #	129,150	12,813
Total Health care		85,746

Industrials— 13.6%
BE Aerospace*	143,780	6,278
Clean Harbors*	119,290	6,730
Colfax*	153,720	4,238
Equifax	158,390	7,381
Genesee & Wyoming, Cl A*	163,380	8,633
Hexcel*	254,978	6,576
Joy Global	171,327	9,719
KBR	226,019	5,585
Manpower	177,260	6,497
Roper Industries	90,580	8,929
SPX	101,990	6,662
United Continental Holdings* #	311,875	7,588
W.W. Grainger	46,000	8,797
Total Industrials		93,613

Information technology— 25.4%
ASML Holding, NY Shares	172,270	8,858
Avago Technologies	340,020	12,207
Broadcom, Cl A	454,411	15,359
Cavium* #	301,139	8,432
Citrix Systems*	196,500	16,494
Cypress Semiconductor	478,290	6,323
F5 Networks*	81,914	8,155
Fiserv*	129,240	9,334
Fortinet*	146,880	3,411
JDS Uniphase*	335,010	3,685
Juniper Networks*	332,860	5,429
Lam Research*	362,965	13,698
LinkedIn, Cl A* #	91,040	9,675
NXP Semiconductors*	608,470	14,147
ON Semiconductor*	1,946,110	13,817
Teradyne*	462,150	6,498
TIBCO Software*	431,090	12,898
Trimble Navigation*	140,120	6,447
Total Information technology		174,867

Materials— 5.4%
Airgas	100,680	8,458
Crown Holdings*	237,440	8,189
Eastman Chemical	176,210	8,876
PPG Industries	107,100	11,366
Total Materials		36,889
Total Common stock (Cost $596,675)**		690,995

Cash equivalent—7.1%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	48,976,367	48,976
Total Cash equivalent (Cost $48,976)**		48,976
Total Investments— 107.6% (Cost $645,651)**		739,971
Net Other assets (liabilities)— (7.6)%		(52,495)
Net Assets— 100%		$687,476

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was 49,432**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2012 was $48,739**.
Cl	— Class
NY	— New York

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

June 30, 2012

	Shares	Value (000)
Common stock—98.3%
Consumer discretionary— 16.1%
BJ’s Restaurants*	54,570	$2,074
Bravo Brio Restaurant Group* #	101,140	1,803
Bridgepoint Education* #	92,690	2,021
Brunswick	110,100	2,446
Crocs*	127,590	2,061
DSW, Cl A	41,350	2,249
Gaylord Entertainment* #	52,496	2,024
GNC Holdings, Cl A	64,390	2,524
Meritage Homes*	67,250	2,283
Scientific Games, Cl A*	202,605	1,732
Shuffle Master*	137,780	1,901
Shutterfly*	64,660	1,984
Sonic Automotive, Cl A #	149,680	2,046
Sotheby’s	87,801	2,929
Steven Madden*	68,805	2,185
Tenneco*	82,890	2,223
Texas Roadhouse	121,940	2,247
True Religion Apparel	76,630	2,221
Vera Bradley*	44,100	930
Total Consumer discretionary		39,883

Consumer staples— 2.1%
Hain Celestial Group* #	43,020	2,368
United Natural Foods*	50,343	2,762
Total Consumer staples		5,130

Energy— 6.3%
Carrizo Oil & Gas* #	82,700	1,944
Comstock Resources* #	135,270	2,221
Dril-Quip*	42,210	2,768
Energy XXI (Bermuda)	62,850	1,967
Gulfport Energy*	74,690	1,541
Hercules Offshore*	346,530	1,227
Kodiak Oil & Gas* #	246,330	2,022
Stone Energy*	75,880	1,923
Total Energy		15,613

Financials— 10.3%
Alterra Capital Holdings	84,110	1,964
Bank of the Ozarks #	67,640	2,035
Cardtronics*	98,740	2,983
Colonial Properties Trust	89,330	1,978
CubeSmart	154,710	1,805
Education Realty Trust	210,700	2,334
Equity One	88,550	1,877
LaSalle Hotel Properties	92,770	2,703
MarketAxess Holdings	79,500	2,118
ProAssurance	20,280	1,807
Signature Bank*	20,010	1,220
Texas Capital Bancshares*	66,000	2,666
Total Financials		25,490

Health care— 18.9%
Acadia Healthcare*	64,100	1,124
Air Methods*	17,450	1,714
Akorn* #	176,676	2,786
Align Technology*	77,630	2,597
ARIAD Pharmaceuticals*	135,840	2,338
Bruker*	92,300	1,229
Catalyst Health Solutions*	28,240	2,639
Cepheid*	62,560	2,800
Cubist Pharmaceuticals* #	63,870	2,421
Endologix*	86,690	1,338
Incyte* #	83,113	1,887
Integra LifeSciences Holdings*	57,480	2,137
IPC The Hospitalist* #	38,430	1,742
Jazz Pharmaceuticals*	25,580	1,151
Medivation*	28,590	2,613
Onyx Pharmaceuticals*	26,310	1,748
Pharmacyclics* #	35,400	1,933
PSS World Medical* #	93,210	1,956
Questcor Pharmaceuticals* #	68,890	3,668
Salix Pharmaceuticals*	37,060	2,018
Sirona Dental Systems*	27,520	1,239
VCA Antech*	38,700	851
Vivus* #	50,580	1,444
WellCare Health Plans*	25,960	1,376
Total Health care		46,749

Industrials— 17.8%
Avis Budget Group*	193,980	2,949
Belden	75,030	2,502
Carpenter Technology	34,080	1,630
Chart Industries*	32,650	2,245
Clean Harbors*	47,700	2,691
Colfax*	90,090	2,484
Copa Holdings, Cl A	31,320	2,583
Genesee & Wyoming, Cl A*	51,150	2,703
Healthcare Services Group	94,480	1,831
Herman Miller	73,000	1,352
Hexcel* #	112,430	2,900
Old Dominion Freight Line*	59,980	2,597
Shaw Group*	70,320	1,920
Titan International #	76,170	1,868
Triumph Group	19,730	1,110
TrueBlue*	161,322	2,497
US Airways Group*	194,640	2,595
WESCO International*	45,360	2,611
Woodward	74,391	2,934
Total Industrials		44,002

Information technology— 22.2%
ADTRAN	72,150	2,178
Allot Communications*	75,810	2,112
Bankrate* #	88,810	1,633
BroadSoft* #	76,339	2,211
Cavium* #	87,040	2,437
Cirrus Logic*	108,710	3,248
Cognex	63,550	2,011
CommVault Systems*	49,230	2,440
Concur Technologies* #	34,300	2,336
DealerTrack Holdings* #	85,660	2,579
Fairchild Semiconductor International*	149,190	2,104
Finisar*	136,250	2,038
Guidewire Software*	41,650	1,171
Heartland Payment Systems	60,525	1,821
IPG Photonics*	39,360	1,716
Kenexa*	78,400	2,276
MAXIMUS	29,350	1,519
NETGEAR*	72,380	2,498

	Shares/ Principal Amount	Value (000)
OSI Systems*	28,980	$1,836
Plexus*	52,470	1,480
Power Integrations #	58,210	2,171
QLIK Technologies* #	78,571	1,738
Semtech*	88,830	2,160
Tangoe*	58,500	1,247
Teradyne*	133,500	1,877
The Ultimate Software Group*	19,630	1,750
Ultratech*	71,820	2,262
Total Information technology		54,849

Materials— 4.1%
Allied Nevada Gold* #	78,649	2,232
Boise	308,450	2,030
Chemtura*	130,980	1,899
Louisiana-Pacific* #	231,292	2,516
Methanex	52,680	1,467
Total Materials		10,144

Telecommunication services— 0.5%
Cogent Communications Group* #	70,870	1,364
Total Telecommunication services		1,364
Total Common stock (Cost $205,929)**		243,224

Right—0.0%
Energy— 0.0%
CVR Energy*	$61,770	—
Total Energy		—
Total Right (Cost $—)**		—

Cash equivalent—19.2%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	47,484,281	47,484
Total Cash equivalent (Cost $47,484)**		47,484
Total Investments— 117.5% (Cost $253,413)**		290,708
Net Other assets (liabilities)— (17.5)%		(43,296)
Net Assets— 100%		$247,412

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
#	Security fully or partially on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was 42,714**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2012 was $42,004**.
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Global Opportunities Fund

June 30, 2012

	Shares	Value (000)
Common stock—98.3%†
Consumer discretionary— 18.8%
InterContinental Hotels Group^	1,686	$41
Las Vegas Sands	1,070	46
Lululemon Athletica*	500	30
LVMH Moet Hennessy Louis Vuitton^	339	52
Ralph Lauren	270	38
Starbucks	1,040	56
Total Consumer discretionary		263

Consumer staples— 8.6%
Remy Cointreau^	540	59
Whole Foods Market	630	60
Total Consumer staples		119

Energy— 5.5%
BG Group^	1,780	37
Schlumberger	620	40
Total Energy		77

Financials— 12.5%
AIA Group^	17,496	60
CBRE Group*	2,810	46
Compartamos SAB de CV	36,150	42
Metropolitan Bank & Trust^	11,480	25
Total Financials		173

Health care— 11.1%
Alexion Pharmaceuticals*	680	67
Covidien	640	34
SXC Health Solutions*	540	54
Total Health care		155

Industrials— 2.7%
Caterpillar	430	37
Total Industrials		37

Information technology— 39.1%
Apple*	220	128
ASML Holding, NY Shares	1,460	75
Broadcom, Cl A	1,960	66
F5 Networks*	450	45
Facebook, Cl A*	1,020	32
Imagination Technologies Group*^	7,970	58
NXP Semiconductors*	2,760	64
Qualcomm	700	39
TIBCO Software*	1,190	36
Total Information technology		543
Total Common stock (Cost $1,158)**		1,367
Total Investments— 98.3% (Cost $1,158)**		1,367
Net Other assets (liabilities)— 1.7%		23
Net Assets— 100%		$1,390

*	Non-income producing security.
**	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds. As of June 30, 2012 the total market value of these securities was $332**, representing 23.9% of Net Assets.

Cl	— Class
NY	— New York

See accompanying notes to schedules of investments.

Country Allocation as of 6/30/12††

United States	53.0%
Netherlands	10.2
United Kingdom	9.9
France	8.1
Hong Kong	4.5
Canada	4.0
Mexico	3.1
Netherlands Antilles	2.9
Ireland (Republic of)	2.5
Philippines	1.8
Total	100.0%

†† Percentages are based on total investments.

(Unaudited)

Schedule of investments

Turner International Growth Fund

June 30, 2012

	Shares	Value (000)
Common stock—99.3%
Consumer discretionary— 10.7%
Honda Motor^	10,780	$376
Hyundai Motor^	810	166
InterContinental Hotels Group^	13,391	322
Lululemon Athletica*	4,930	294
LVMH Moet Hennessy Louis Vuitton^	2,240	341
Publicis Groupe^	4,360	199
Rakuten^	31,100	322
Sands China^	53,696	173
Toyota Motor^	7,260	293
Total Consumer discretionary		2,486

Consumer staples— 18.4%
British American Tobacco^	10,500	534
Companhia de Bebidas das Americas ADR, Preferred Shares	5,600	215
Diageo^	16,870	435
FamilyMart^	8,350	382
Japan Tobacco^	9,000	267
L’Occitane International SA^	62,516	173
L’Oreal SA^	3,271	383
Nestle^	9,638	575
Remy Cointreau^	2,830	311
SABMiller^	7,691	308
Shoprite Holdings^	9,498	175
Unilever^	4,080	137
Unilever NV^	11,460	383
Total Consumer staples		4,278

Energy— 5.4%
BG Group^	20,630	422
Enbridge	10,020	401
Petroleum Geo-Services^	15,380	188
Suncor Energy	8,200	237
Total Energy		1,248

Financials— 9.4%
AIA Group^	87,315	302
Bank of Nova Scotia	6,205	322
BR Malls Participacoes SA	9,740	110
Compartamos SAB de CV	131,850	155
Metropolitan Bank & Trust^	68,170	150
Mitsui Fudosan^	18,900	367
Sberbank of Russia ADR^	15,660	169
Standard Chartered^	15,793	343
Tokio Marine Holdings^	10,310	259
Total Financials		2,177

Health care— 10.4%
Covidien	7,210	386
GlaxoSmithKline^	24,180	549
Life Healthcare Group Holdings Pte^	27,600	105
Novo Nordisk, Cl B^	2,740	398
Roche Holding^	3,450	596
SXC Health Solutions*	2,690	267
Teva Pharmaceutical Industries SP ADR	2,780	110
Total Health care		2,411

Industrials— 17.6%
Canadian Pacific Railway	5,140	377
Copa Holdings, Cl A	3,920	323
European Aeronautic Defence & Space^	8,099	288
Experian^	11,820	167
FANUC^	1,690	278
GEA Group^	10,030	267
Hitachi^	41,790	258
Komatsu^	10,450	250
Rolls-Royce Holdings^	29,340	395
Sandvik AB^	22,226	285
Schneider Electric SA^	6,400	356
Tullow Oil^	16,200	374
Wolseley^	9,507	354
Yuexiu Transport Infrastructure^	229,200	113
Total Industrials		4,085

Information technology— 10.2%
ARM Holdings^	43,130	342
ASML Holding, NY Shares^	7,900	406
Avago Technologies	10,530	378
Baidu ADR*	1,880	216
Imagination Technologies Group*^	33,520	246
MercadoLibre	1,550	117
NXP Semiconductors*	11,940	278
Samsung Electronics^	360	381
Total Information technology		2,364

Materials— 14.5%
AuRico Gold*	22,140	177
BASF SE^	5,270	366
BHP Billiton PLC^	13,110	373
BHP Billiton, Ltd.^	11,520	375
Goldcorp	9,740	367
Linde^	2,190	341
Potash Corp. of Saskatchewan	5,633	246
Rexam^	56,610	374
Rio Tinto PLC^	6,440	306
Rio Tinto, Ltd.^	3,580	210
YAMATO KOGYO^	8,540	238
Total Materials		3,373

Telecommunication services— 2.1%
BT Group^	91,020	302
Tim Participacoes	32,565	178
Total Telecommunication services		480

Utilities— 0.6%
Empresa Nacional de Electricidad	83,080	140
Total Utilities		140
Total Common stock (Cost $22,018)**		23,042

	Shares	Value (000)
Cash equivalent—3.0%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	703,017	$703
Total Cash equivalent (Cost $703)**		703
Total Investments— 102.3% (Cost $22,721)**		23,745
Net Other assets (liabilities)— (2.3)%		(536)
Net Assets— 100%		$23,209

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of June 30, 2012.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds. As of June 30, 2012 the total market value of these securities was $17,748**, representing 76.5% of Net Assets.

ADR	— American Depositary Receipt
Cl	— Class
NY	— New York
PLC	— Public Liability Co.

See accompanying notes to schedules of investments.

Country Allocation as of 6/30/12†

United Kingdom	24.3%
Japan	13.9
Canada	10.1
France	6.7
Netherlands	5.7
Switzerland	4.9
United States	4.7
Germany	4.1
Australia	2.5
Republic of Korea (South)	2.3
Jersey	2.2
Brazil	2.1
Hong Kong	1.7
Denmark	1.7
Cayman Islands	1.6
Ireland (Republic of)	1.6
Singapore	1.6
Panama	1.4
Sweden	1.2
South Africa	1.2
Norway	0.8
Luxembourg	0.7
Russian Federation	0.7
Mexico	0.6
Philippines	0.6
Chile	0.6
Israel	0.5
Total	100.0%

† Percentages are based on total investments.

Notes to schedules of investments

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds included herein are the Turner Market Neutral Fund (“Market Neutral Fund”), Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Spectrum Fund (“Spectrum Fund”), Turner Titan Fund (“Titan Fund”), Turner All Cap Growth Fund (“All Cap Growth Fund”), Turner Concentrated Growth Fund (“Concentrated Growth Fund”), Turner Emerging Growth Fund (“Emerging Growth Fund”), Turner Large Growth Fund (“Large Growth Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), Turner Small Cap Growth Fund (“Small Cap Growth Fund”), Turner Global Opportunities Fund (“Global Opportunities Fund”), and Turner International Growth Fund (“International Growth Fund”), each a “Fund” and collectively the “Funds.”

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments, the Schedules of securities sold short and the Schedule of open options written.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market.

Security valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on Nasdaq) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when

Notes to schedules of investments

under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.).

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Turner Investments, L.P. (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, Citi Funds Services Ohio, Inc. (the “Sub-administrator”) monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Adviser and approved by the Committee, the Adviser determines whether such securities should be fair valued.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor for securities principally traded on a foreign market or exchange. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by

Notes to schedules of investments

Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser contacts the Sub-administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days or a portion of a day, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

The following is a summary of inputs used to value the Funds’ investments as of June 30, 2012 (000):

	Level 1	Level 2	Level 3	Total
Market Neutral Fund
Investments in securities
Common stock
Materials	$3,235	$1,083	$—	$4,318
Other common stock*	32,771	—	—	32,771
Cash equivalent	4,462	—	—	4,462
Total Investments in securities	$40,468	$1,083	$—	$41,551
Securities sold short
Common stock
Materials	$3,578	$1,056	$—	$4,634
Other common stock*	32,170	—	—	32,170
Total Securities sold short	$35,748	$1,056	$—	$36,804
Medical Sciences Long/Short Fund
Investments in securities
Common stock
Pharmaceuticals	$10,536	$1,378	$—	$11,914
Other common stock*	22,079	—	—	22,079
Cash equivalent	24,558	—	—	24,558
Total Investments in securities	$57,173	$1,378	$—	$58,551
Securities sold short
Common stock
Pharmaceuticals	$4,050	$1,066	$—	$5,116
Other common stock*	15,260	—	—	15,260
Exchange traded fund	2,633	—	—	2,633
Total Securities sold short	$21,943	$1,066	$—	$23,009
Spectrum Fund
Investments in securities
Common stock
Energy	$62,350	$5,265	$—	$67,615
Financials	95,809	5,362	—	101,171
Health care	17,249	2,234	—	19,483
Industrials	43,963	348	—	44,311
Materials	24,701	2,625	—	27,326
Telecommunications	—	1,181	—	1,181
Utilities	635	1,214	—	1,849
Other common stock*	303,479	—	—	303,479
Exchange traded note	436	—	—	436
Put option contract	129	—	—	129
Warrant	239	—	—	239
Cash equivalent	234,335	—	—	234,335
Total Investments in securities	$783,325	$18,229	$—	$801,554
Securities sold short
Common stock
Consumer discretionary	$71,981	$5,416	$—	$77,397
Energy	39,565	2,414	—	41,979
Financials	52,330	4,110	—	56,440
Health care	54,694	1,783	—	56,477
Industrials	39,387	2,985	—	42,372
Materials	21,456	2,576	—	24,032
Other common stock*	63,061	—	—	63,061
Exchange traded funds	51,862	—	—	51,862
Total Securities sold short	$394,336	$19,284	$—	$413,620
Titan Fund
Investments in securities
Common stock*	$20,058	$—	$—	$20,058
Cash equivalent	864	—	—	864
Total Investments in securities	$20,922	$—	$—	$20,922
Securities sold short
Common stock
Consumer discretionary	$3,135	$400	$—	$3,535
Other common stock*	8,659	—	—	8,659
Exchange traded fund	156	—	—	156
Total Securities sold short	$11,950	$400	$—	$12,350

Notes to schedules of investments

All Cap Growth Fund
Investments in securities
Common stock*	$28,646	$—		$—	$28,646
Cash equivalent	1,376	—		—	1,376
Total Investments in securities	$30,022	$—		$—	$30,022
Concentrated Growth Fund
Investments in securities
Common stock*	$34,410	$—		$—	$34,410
Cash equivalent	3,746	—		—	3,746
Total Investments in securities	$38,156	$—		$—	$38,156
Emerging Growth Fund
Investments in securities
Common stock*	$229,661	$—		$—	$229,661
Exchange traded fund	3,576	—		—	3,576
Cash equivalent	58,335	—		—	58,335
Total Investments in securities	$291,572	$—		$—	$291,572
Large Growth Fund
Investments in securities
Common stock*	$254,253	$—		$—	$254,253
Cash equivalent	12,798	—		—	12,798
Total Investments in securities	$267,051	$—		$—	$267,051
Midcap Growth Fund
Investments in securities
Common stock*	$690,995	$—		$—	$690,995
Cash equivalent	48,976	—		—	48,976
Total Investments in securities	$739,971	$—		$—	$739,971
Small Cap Growth Fund
Investments in securities
Common stock*	$243,224	$—		$—	$243,224
Right	—	—	**	—	—	**
Cash equivalent	47,484	—		—	47,484
Total Investments in securities	$290,708	$—		$—	$290,708
Global Opportunities Fund
Investments in securities
Common stock
Consumer discretionary	$170	$93		$—	$263
Consumer staples	60	59		—	119
Energy	40	37		—	77
Financials	88	85		—	173
Information technology	485	58		—	543
Other common stock*	192			—	192
Total Investments in securities	$1,035	$332		$—	$1,367
International Growth Fund
Investments in securities
Common stock
Consumer discretionary	$294	$2,192		$—	$2,486
Consumer staples	215	4,063		—	4,278
Energy	638	610		—	1,248
Financials	587	1,590		—	2,177
Health care	763	1,648		—	2,411
Industrials	700	3,385		—	4,085
Information technology	989	1,375		—	2,364
Materials	790	2,583		—	3,373
Telecommunication services	178	302		—	480
Other common stock*	140	—		—	140
Cash equivalent	703	—		—	703
Total Investments in securities	$5,997	$17,748		$—	$23,745

Notes to schedules of investments

*For detailed industry descriptions, see the accompanying Schedule of investments.

**The market value of this security is equal to $0. The Trust has determined it satisfies the Level 2 classification criteria.

For the period ended June 30, 2012, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. There were no transfers between levels as of June 30, 2012 based on the input levels assigned at September 30, 2011.

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short—Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as

Notes to schedules of investments

collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the quarter ended June 30, 2012.

Option Transactions—Consistent with each Fund’s investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the options contract. The initial purchase (sale) of an option is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from the written and purchased option contracts is equity exposure. The Spectrum Fund engaged in limited option activity for the quarter ended June 30, 2012. This activity represents less than 2% of the Fund’s quarterly net assets.

A summary of the option contracts written during the period ended June 30, 2012 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of year	—	$—
Options written	16,472	1,557,388
Options cancelled in a closing purchase transaction	(13,035)	(1,425,304)
Options expired	(3,437)	(132,084)
Options outstanding at end of period	—	$—

Foreign currency translation — The books and records of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund, Global Opportunities Fund and International Growth Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation.

Notes to schedules of investments

3. Loans of portfolio securities:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Funds, and as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

At June 30, 2012, the value of securities on loan and the collateral held were as follows (000):

Fund	Value of Securities on Loan (000)	Value of Collateral (000)
All Cap Growth Fund	$1,025	$978
Concentrated Growth Fund	2,887	2,901
Emerging Growth Fund	46,530	45,742
Large Growth Fund	12,785	12,798
Midcap Growth Fund	49,432	48,739
Small Cap Growth Fund	42,714	42,004

4. Federal Tax Information:

At June 30, 2012, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short and written options, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
Market Neutral Fund	$42,290	$513	$(1,252)	$(739)
Medical Sciences Long/Short Fund	56,503	2,185	(137)	2,048
Spectrum Fund	806,468	5,639	(10,553)	(4,914)
Titan Fund	20,876	193	(147)	46
All Cap Growth Fund	27,399	3,424	(801)	2,623
Concentrated Growth Fund	35,843	4,478	(2,165)	2,313
Emerging Growth Fund	232,045	65,184	(5,657)	59,527
Large Growth Fund	246,973	32,734	(12,656)	20,078
Midcap Growth Fund	646,208	111,948	(18,185)	93,763
Small Cap Growth Fund	256,571	41,062	(6,925)	34,137
Global Opportunities Fund	1,158	242	(33)	209
International Growth Fund	23,101	1,009	(365)	644

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Turner Funds

By (Signature and Title)*	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President
Date	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President
Date	August 27, 2012

By (Signature and Title)*	/s/ Ty Edwards
Ty Edwards, Treasurer
Date	August 27, 2012